Earnings per Share	6 Months Ended
Jun. 30, 2024
Net Earnings per Class A common share
Earnings per Share

11. Earnings per Share

Under the two-class method, net income, if any, is first reduced by the amount of dividends declared in respect of common shares for the current period, if any, and the remaining earnings are allocated to common shares and participating securities to the extent that each security can share the earnings assuming all earnings for the period are distributed.

 Earnings are only allocated to participating securities in a period of net income if, based on the contractual terms, the relevant common shareholders have an obligation to participate in such earnings. As a result, earnings are only be allocated to the Class A common shareholders.

 At June 30, 2024 and December 31, 2023, there were 435,789 and 881,213, respectively, shares of incentive share grants unvested as part of senior management’s and non-executive directors incentive awards approved on September 29, 2021.

	Six months ended June 30,
	2024	2023
Numerator:
Net income available to common shareholders:	$175,149	$147,612

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,201,716	35,533,273
Plus weighted average number of RSUs with service conditions	435,789	673,036
Common share and common share equivalents, dilutive	35,637,505	36,206,309

Basic earnings per share:
Class A	4.98	4.15

Diluted earnings per share:
Class A	4.91	4.08